Average Annual Total Returns		12 Months Ended	35 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	20.96%
Unusual Whales Subversive Democratic Trading ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.66%	23.63%
Unusual Whales Subversive Democratic Trading ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.60%	23.49%
Unusual Whales Subversive Democratic Trading ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.09%	18.76%
Unusual Whales Subversive Republican Trading ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.16%	14.75%
Unusual Whales Subversive Republican Trading ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.98%	14.54%
Unusual Whales Subversive Republican Trading ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.30%	11.54%

[1]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.